LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2022
Debt instruments held [abstract]
Disclosure of long-term debt [Table Text Block]
	March 31,	March 31,
	2022	2021
	$	$

First mortgage payable in monthly instalments of $85,504 including interest at 5% per annum, due March 1, 2024, with land and building, having a net book value of $2,003,043, pledged as collateral.	1,949,000	-
Less current portion	(950,930)	-
	998,070	-

Disclosure of principal repayments on long-term debt [Table Text Block]
2023	950,930
2024	998,070
Total	1,949,000